Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Basic and diluted earnings per share calculation
The Company calculates basic and diluted earnings per share as follows:

	2022		2023		2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	34,253,365	34,253,365	51,936,829	51,936,829	69,862,177	69,862,177
Less: Undistributed earnings allocated to non-vested shares	216,168	216,168	813,111	811,596	2,701,759	2,694,694

Net income attributable to common shareholders	34,037,197	34,037,197	51,123,689	51,125,233	67,160,418	67,167,483

Denominator
Weighted average number of shares, basic	37,961,560	37,961,560	37,166,449	37,166,449	35,237,059	35,237,059

Effect of dilutive shares	—	113	—	70,502	—	96,101

Weighted average number of shares, basic	37,961,560	37,961,673	37,166,449	37,236,951	35,237,059	35,333,160

Earnings per share	0.90	0.90	1.38	1.37	1.91	1.90